Unaudited Condensed Consolidated Statements of Operations (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues
Net licensing revenue	$ 13,821,000	$ 8,863,000	$ 11,546,000	$ 10,432,000
Design and service fee revenue	1,161,000	1,288,000	1,619,000	2,271,000
Net retail sales	381,000	162,000	203,000	0
Total revenues	15,363,000	10,313,000	13,368,000	12,703,000
Cost of goods sold	354,000	74,000	93,000	0
Gross profit	15,009,000	10,239,000	13,275,000	12,703,000
Operating expenses
Salaries, benefits and employment taxes	7,325,000	4,713,000	6,520,000	5,475,000
Other design and marketing costs	767,000	325,000	473,000	728,000
Other selling, general and administrative expenses	2,445,000	1,902,000	2,494,000	2,050,000
Stock-based compensation	4,319,000	4,652,000	4,810,000	4,623,000
Depreciation and amortization	756,000	663,000	893,000	856,000
Total operating expenses	15,612,000	12,255,000	15,190,000	13,732,000
Gain on reduction of contingent obligations
Loss (gain) on extinguishment of debt	0	1,351,000	1,351,000	(422,000)
Gain on reduction of contingent obligations	(600,000)	(5,100,000)	(5,122,000)	(6,300,000)
Total other income	(600,000)	(3,749,000)	(3,771,000)	(6,722,000)
Operating income	(3,000)	1,733,000	1,856,000	5,693,000
Interest and finance expense
Interest expense - term loan	597,000	738,000	882,000	1,148,000
Other interest and finance charges	464,000	685,000	844,000	1,027,000
Total interest and finance expense	1,061,000	1,423,000	1,726,000	2,175,000
Income before income taxes	(1,064,000)	310,000	130,000	3,518,000
Income tax benefit	(584,000)	(1,626,000)	(1,402,000)	(766,000)
Net income	$ (480,000)	$ 1,936,000	$ 1,532,000	$ 4,284,000
Net income per share:
Basic (in dollars per share)	$ (0.04)	$ 0.22	$ 0.17	$ 0.62
Diluted (in dollars per share)	$ (0.04)	$ 0.20	$ 0.16	$ 0.57
Weighted average number of common shares outstanding:
Basic (in shares)	11,526,277	8,892,303	9,193,101	6,936,452
Diluted (in shares)	11,526,277	9,478,787	9,791,493	7,577,561
Subsequent Event [Member] | Judith Ripka Berk [Member]
Weighted average number of common shares outstanding:
Annual Cash Bonus Percentage			10.00%